Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2023	Mar. 31, 2023
Common stock, par value	$ 0.01
Common stock, shares authorized	100,000,000	20,000,000
Common stock, shares issued	32,326,763	19,147,698
Common stock, shares outstanding	32,326,763	19,147,698
Common Class A [Member]
Common stock, par value	$ 0.000001
Common stock, shares authorized	100,000,000
Common stock, shares issued	3,972,528
Common stock, shares outstanding	3,972,528